Intangible assets (Tables)	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Summary of Intangible assets

	2021
Changes in costs	Opening balance	Additions	Disposals	Transfer	Acquisitions of subsidiaries	CTA (*)	Closing balance
Placement agents (a)	36,896	—	—	—	—	(92)	36,804
Contractual rights (b)	44,156	—	—	—	—	—	44,156
Non-contractual customer relationships (c)	—	—	—	—	85,619	(914)	84,705
Software	1,313	292	(407)	324	397	(71)	1,848
Brands	—	—	—	—	15,598	(170)	15,428
Goodwill (d)	—	—	—	—	244,367	(1,476)	242,891

Total - Cost of intangible assets	82,365	292	(407)	324	345,981	(2,723)	425,832

	2021
Changes in accumulated amortization	Opening balance	Additions	Disposals	Transfer	Acquisitions of subsidiaries	CTA (*)	Closing Balance
(-) Placement agents (a)	(28,915)	(2,148)	—	—	—	67	(30,996)
(-) Contractual rights (b)	(30,428)	(3,623)	—	—	—	—	(34,051)
(-) Non-contractual customer relati o nships (c)	—	(785)	—	—	—	—	(785)
(-) Software	(665)	(164)	407	(422)	(39)	44	(839)
(-) Brands	—	(253)	—	—	—	—	(253)

Total - Accumulated amortization	(60,008)	(6,973)	407	(422)	(39)	111	(66,924)

Intangible assets, net	22,357	(6,681)	—	(98)	345,942	(2,612)	358,908

	2020
Changes in costs	Opening balance	Additions	Disposals	Transfer	CTA (*)	Closing Balance
Placement agents (a)	35,284	2,000	—	—	(388)	36,896
Contractual rights (b)	44,156	—	—	—	—	44,156
Software	887	497	—	—	(71)	1,313

Total - Cost of intangible assets	80,327	2,497	—	—	(459)	82,365

	2020
Changes in accumulated amortization	Opening Balance	Additions	Disposals	Transfer	CTA (*)	Closing Balance
(-) Placement agents (a)	(27,387)	(2,300)	—	—	772	(28,915)
(-) Contractual rights (b)	(26,805)	(3,623)	—	—	—	(30,428)
(-) Software	(678)	(84)	—	—	97	(665)

Total - Accumulated amortization	(54,870)	(6,007)	—	—	869	(60,008)

Intangible assets, net	25,457	(3,510)	—	—	410	22,357

	2019
Changes in costs	Opening balance	Additions	Disposals	Transfer	CTA (*)	Closing Balance
Placement agents (a)	35,350	3	—	—	(69)	35,284
Contractual rights (b)	44,156	—	—	—	—	44,156
Software	931	66	(74)	—	(36)	887

Total - Cost of intangible assets	80,437	69	(74)	—	(105)	80,327

	2019
Changes in accumulated amortization	Opening Balance	Additions	Disposals	Transfer	CTA (*)	Closing Balance
(-) Placement agents (a)	(25,153)	(2,297)	—	—	63	(27,387)
(-) Contrac t ual rights (b)	(23,042)	(3,763)	—	—	—	(26,805)
(-) Software	(688)	(96)	—	—	106	(678)

Total - Accumulated amortization	(48,883)	(6,156)	—	—	169	(54,870)

Intangible assets, net	31,554	(6,087)	(74)	—	64	25,457

Summary of remaining balance expected to be amortized	The remaining balance, as of December 31, 2021, is expected to be amortized as shown below:

	2022	2023	2024	2025	2026	2027	2028	2029	2030	2031	Total
Placement agent fees	1,403	1,208	1,108	990	197	197	180	175	175	175	5,808

Summary of the Inputs to determine value in use

Inputs to determine value in use

Forecast period	January 1, 2022 - December 31, 2026
GDP Growth rate - Chile	2% - 3%
GDP Growth rate - United States of America	2% - 3%
Annual inflation rate – Chile	3% - 4.4%
Annual inflation rate – United States of America	2.3% to 3.5%
USD/CLP average exchange rate	736 – 751
Discount rate	13.9% - 16.77%

Summary of breakdown of the total intangible assets
(e)	Following is the breakdown of intangible assets by region:

	2021	2020
Brazil	696	815
Cayman Islands	219,019	21,542
Chile *	139,184	—
Other	9	—

Balance	358,908	22,357